Net Earnings Per Share - Antidilutive Awards (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price ranges (in dollars per share)	$ 93	$ 93
Weighted-average remaining life	4 months 24 days	1 year 4 months 24 days	4 years 1 month 6 days
Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price ranges (in dollars per share)			$ 76
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price ranges (in dollars per share)			$ 93
Share-based awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of net earnings per share - diluted (in shares)	20	20	692